INVESTMENTS IN AFFILIATED COMPANIES (Details Textual) (Noncurrent Assets [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Noncurrent Assets [Member]
Equity Method Investment Summarized Financial Information Other Intangibles and Goodwill	$ 76,553	$ 398